Measurement of Expected Credit Loss	12 Months Ended
Dec. 31, 2019
Measurement of Expected Credit Loss [Abstract]
Disclosure of Measurement Expected Credit Loss
11.	Measurement of Expected Credit Loss
IFRS 9 requires determining the expected credit loss of a financial instrument in a way that reflects an unbiased estimate, the time value of money and a forward looking perspective (including the economic forecast).
Therefore the recognition and measurement of ECL is highly complex and involves the use of significant analysis and estimation including formulation and incorporation of forward-looking economic conditions into ECL.
Risk Parameters Adjusted by Macroeconomic Scenarios
ECL must include forward-looking macroeconomic information. The Group uses the credit risk parameters PD, LGD and EAD in order to calculate the ECL for the credit portfolios.
The Group´s methodological approach in order to incorporate the forward looking information aims to determine the relation between macroeconomic variables and risk parameters following three main steps:

•	Step 1: Analysis and transformation of time series data.

•	Step 2: For each dependent variable find conditional forecasting models that are economically consistent.

•	Step 3: Select the best conditional forecasting model from the set of candidates defined in Step 2, based on their out of sample forecasting performance.
How economic scenarios are reflected in calculation of ECL
Based on economic theory and analysis, the macroeconomic variables most directly relevant for explaining and forecasting the selected risk parameters are:

•	The net income of families, corporates or public administrations.

•	The payment amounts on the principal and interest on the outstanding loans.
The Group approximates these variables by using a proxy indicator from the set included of the macroeconomic scenarios provided by the economic research department.
Only a single specific indicator for each of the two variables can be used and only core macroeconomic indicators should be chosen as first choice: for a) using Real GDP Growth can be seen as the single sufficient “factor” required for capturing the influence of all potentially relevant macro-financial scenario on internal PDs ; for b) using the most representative short term interest rate or exchange rates expressed in real terms.
Real GDP growth is given priority over any other indicator not only because it is the most comprehensive indicator of income and economic activity but also because it is the central variable in the generation of macroeconomic scenarios.
Multiple scenario approach under IFRS 9
IFRS 9 requires calculating an unbiased probability weighted measurement of ECL by evaluating a range of possible outcomes, including forecasts of future economic conditions.
The BBVA Research team produces forecasts of the macroeconomic variables under the baseline scenario, which are used in the rest of the related processes of the Group, such as budgeting, the internal capital adequacy assessment process (ICAAP) and risk appetite framework, stress testing, etc.
Additionally, the BBVA Research team produces alternative scenarios to the baseline scenario so as to meet the requirements under the IFRS 9 standard.
Alternative macroeconomic scenarios
For each of the macro-financial variables (GDP or interest rate or exchange rate), BBVA Research produces three scenarios.
Each of these scenarios corresponds to the expected value of a different area of the probabilistic distribution of the possible projections of the economic variables.
The approach of the Group consists of using the scenario that is the most likely scenario, which is the baseline scenario, consistent with the rest of internal processes (ICAAP, Budgeting) and then applying upside and downside scenarios by taking into account the weighted average of the ECL determined by each of the scenarios.
It is important to note that in general, it is expected that the effect of the overlay is to increase the ECL. It is possible to obtain an overlay that does not have that effect, whenever the relationship between macro scenarios and losses is linear. However, the overlay is not expected to reduce the ECL.